ALLSTATE LIFE INSURANCE COMPANY
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062
                        Direct Dial Number (847) 402-3058
                            Facsimile (847) 402-3781
                            E-Mail jbuca@allstate.com

JOHN E. BUCHANAN
Assistant Counsel
                                           May 1, 2003
BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Allstate Life Variable Life Separate Account A ("Registrant") Allstate Life Insurance Company ("Allstate Life")
              (File Nos. 333-102318 and 811-08173)
              CIK No.  0001005913


Commissioners:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Registrant certifies that:

     a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Amendment ("Amendment") to the above referenced Registration Statement on Form N-6; and

     b. The text of the Amendment was filed with the Commission electronically on April 22, 2003.

                                           Sincerely,


                                      /s/  JOHN E. BUCHANAN
                                           John E. Buchanan
                                           Assistant Counsel

Enclosure

Cc:      Richard T. Choi, Esq.
                                 Foley & Larder